Other receivables (Tables)	6 Months Ended
Dec. 31, 2023
Other receivables [Abstract]
Other Receivables
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Current assets
Share issuance proceeds	-	1,581
Trade and other receivables	635	97
Provincial sales tax receivable	-	122
Goods and services tax receivable	5,054	4,743

Total other receivables	5,689	6,543